Concentration (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Cash deposit at financial institutions	$ 60,286		$ 265,293	$ 819,016
Revenue [Member] | Customer One [Member]
Concentration risk, percentage	28.60%	15.30%	17.20%	23.80%
Revenue [Member] | Customer Two [Member]
Concentration risk, percentage	16.40%	13.50%	12.10%	12.20%
Revenue [Member] | Customer Three [Member]
Concentration risk, percentage	15.90%		10.20%
Accounts Receivable [Member]
Concentration risk, percentage	89.00%		98.00%	99.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage	30.20%		24.60%	52.10%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage	30.10%		17.50%	13.40%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risk, percentage			15.40%	10.30%
Purchase [Member] | Suppliers One [Member]
Concentration risk, percentage	47.40%	22.00%	24.10%	19.40%
Purchase [Member] | Suppliers Two [Member]
Concentration risk, percentage	14.80%	19.20%	14.80%	17.40%
Purchase [Member] | Suppliers Three [Member]
Concentration risk, percentage	11.30%	14.10%	10.10%	17.00%
Purchase [Member] | Suppliers Four [Member]
Concentration risk, percentage				13.60%